CONSOLIDATED STATEMENTS OF CASH FLOWS - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating Activities
Net loss for the year	$ (24,835)	$ (26,304)	$ (22,505)
Depreciation - property and equipment (notes 6, 19)	93	130	89
Depreciation - right-of-use assets (notes 8, 19)	299	322	357
Share-based compensation expense (notes 10, 19, 20)	2,378	3,826	2,559
Interest (income) expense, net	(76)	92	69
Unrealized foreign exchange (gain) loss	(1,625)	426	645
Change in fair value of warrant derivative (note 16)	20	(17)	(3,492)
Net change in non-cash working capital (note 17)	391	(908)	210
Cash used in operating activities	(23,355)	(22,433)	(22,068)
Investing Activities
Acquisition of marketable securities	(20,348)	0	0
Acquisition of property and equipment (note 6)	(55)	(286)	(29)
Cash used in investing activities	(20,403)	(286)	(29)
Financing Activities
Proceeds from exercise of stock options (note 10)	12	238	241
Payment of lease liabilities (note 8)	(381)	(366)	(461)
Cash provided by financing activities	12,205	33,015	39,773
(Decrease) increase in cash and cash equivalents	(31,553)	10,296	17,676
Cash and cash equivalents, beginning of year	41,262	31,220	14,148
Impact of foreign exchange on cash and cash equivalents	1,957	(254)	(604)
Cash and cash equivalents, end of year	11,666	41,262	31,220
Warrant Derivative and Shares Under Warrant Agreement
Financing Activities
Proceeds from share issuance	0	231	1,697
At-the-market agreement
Financing Activities
Proceeds from share issuance	$ 12,574	$ 32,912	$ 38,296